RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
29.	RELATED PARTY TRANSACTIONS

Leilei Wang indirectly owns more than 10% of Prosten Technology Holdings Limited ("Prosten"). Prosten and its subsidiaries engage in the business of providing solutions to companies that provide mobile and search services. In 2012, 2013 and 2014, Prosten and its subsidiaries provided the Company mobile value-added services valued at $1.5 million, $1.0 million and $0.1 million, respectively. The accounts payable to Prosten and its subsidiaries as of December 31, 2013 and 2014 were $73,216 and $198,051 respectively.